RECOVERIES FROM FORMER CUSTOMERS (10-K)	12 Months Ended
Dec. 31, 2012
RECOVERIES FROM FORMER CUSTOMERS [Abstract]
RECOVERIES FROM FORMER CUSTOMERS
NOTE 14. RECOVERIES FROM FORMER CUSTOMERS

In 2011, pursuant to a settlement agreement with a former customer, we received $0.8 million in connection with a 2007 transaction with that customer. We shipped products in 2007 to the customer and no revenue was recognized for the transaction under revenue recognition rules. The customer had not remitted payment prior to the settlement. The $0.8 million received is included in recoveries from former customers in the statements of operations for 2011.

In 2007, we closed on the sale of certain products to a customer. The applicable criteria for revenue recognition were not met at that time. The $1.0 million deposit we received in the transaction was carried as an other long-term liability on our balance sheet since 2007 until the fourth quarter of 2011, when we eliminated the liability upon the resolution of certain legal matters associated with the transaction. We recognized a reduction in operating expenses in the amount of $1.0 million, which is recorded in recoveries from former customers in the statements of operations for 2011.